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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08883
                                   -----------------------------------

                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  480 Shepherd Street           Winston-Salem, North Carolina          27103
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 768-7230
                                                    ----------------------------

Date of fiscal year end:        September 30, 2008
                           -----------------------------

Date of reporting period:       March 31, 2008
                           -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                        ===============================


                                    SHEPHERD
                                     STREET
                                     EQUITY
                                      FUND


                        ===============================


                         THE SHEPHERD STREET FUNDS, INC.
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2008
                                   (UNAUDITED)

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       THE SHEPHERD STREET EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX

                              [LINE GRAPH OMITTED]

                  The Shepherd Street
                      Equity Fund             S&P 500 Index
                      -----------             -------------

                  10/1/1998    $10,000     10/1/1998    $10,000
                 12/31/1998     12,040    12/31/1998     12,506
                  3/31/1999     12,080     3/31/1999     13,129
                  6/30/1999     13,730     6/30/1999     14,055
                  9/30/1999     12,840     9/30/1999     13,177
                 12/31/1999     14,400    12/31/1999     15,138
                  3/31/2000     15,085     3/31/2000     15,485
                  6/30/2000     15,054     6/30/2000     15,073
                  9/30/2000     15,064     9/30/2000     14,927
                 12/31/2000     14,359    12/31/2000     13,759
                  3/31/2001     13,085     3/31/2001     12,128
                  6/30/2001     14,529     6/30/2001     12,837
                  9/30/2001     11,797     9/30/2001     10,953
                 12/31/2001     14,004    12/31/2001     12,126
                  3/31/2002     13,310     3/31/2002     12,159
                  6/30/2002     12,071     6/30/2002     10,530
                  9/30/2002     10,190     9/30/2002      8,710
                 12/31/2002     10,768    12/31/2002      9,445
                  3/31/2003     10,684     3/31/2003      9,148
                  6/30/2003     11,987     6/30/2003     10,556
                  9/30/2003     12,638     9/30/2003     10,835
                 12/31/2003     14,193    12/31/2003     12,155
                  3/31/2004     14,960     3/31/2004     12,361
                  6/30/2004     14,770     6/30/2004     12,573
                  9/30/2004     14,193     9/30/2004     12,338
                 12/31/2004     15,565    12/31/2004     13,477
                  3/31/2005     14,575     3/31/2005     13,187
                  6/30/2005     14,775     6/30/2005     13,368
                  9/30/2005     15,091     9/30/2005     13,849
                 12/31/2005     15,049    12/31/2005     14,138
                  3/31/2006     15,670     3/31/2006     14,733
                  6/30/2006     14,617     6/30/2006     14,521
                  9/30/2006     15,196     9/30/2006     15,343
                 12/31/2006     16,117    12/31/2006     16,371
                  3/31/2007     16,128     3/31/2007     16,476
                  6/30/2007     17,165     6/30/2007     17,510
                  9/30/2007     17,874     9/30/2007     17,866
                 12/31/2007     16,567    12/31/2007     17,271
                  3/31/2008     13,945     3/31/2008     15,639

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       Average Annual Total Returns(a)
                                     (for periods ended March 31, 2008)

                                    1 YEAR      5 YEARS    SINCE INCEPTION*
                                    ------      -------    ----------------
The Shepherd Street Equity Fund     -13.54%       5.47%         3.56%
Standard & Poor's 500 Index          -5.08%      11.32%         4.82%
--------------------------------------------------------------------------------

*     Initial public offering of shares was October 2, 1998.

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------

                THE SHEPHERD STREET EQUITY FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                           MARCH 31, 2008 (UNAUDITED)

                              [BAR CHART OMITTED]

                                           The Shepherd Street  S&P 500
                                               Equity Fund       Index
                                               -----------       -----
        Consumer Discretionary                     4.7%           8.6%
        Consumer Staples                          16.3%          11.1%
        Energy                                     5.6%          13.3%
        Financials                                13.9%          16.8%
        Health Care                                6.5%          11.7%
        Industrials                               11.6%          12.2%
        Information Technology                    29.6%          15.7%
        Materials                                  3.6%           3.6%
        Telecommunications Services                0.0%           3.4%
        Utilities                                  0.0%           3.6%
        Exchange Traded Funds                      6.3%           0.0%
        Cash and Equivalents                       1.9%           0.0%

                                TOP TEN HOLDINGS
                           MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

        SECURITY DESCRIPTION                           % OF NET ASSETS
        ----------------------------------------       ---------------
        General Electric Company                             6.5%
        Johnson & Johnson                                    6.5%
        iShares MSCI Emerging Markets Index Fund             6.3%
        Berkshire Hathaway, Inc. - Class A                   6.3%
        Microsoft Corporation                                6.2%
        Pepsico, Inc.                                        6.0%
        Procter & Gamble Company (The)                       5.8%
        Nokia Oyj - ADR                                      5.6%
        Intel Corporation                                    5.2%
        Cisco Systems, Inc.                                  5.1%

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

    SHARES    COMMON STOCKS -- 91.8%                                   VALUE
    ------                                                         ------------
              CONSUMER DISCRETIONARY -- 4.7%
    26,000    Lowe's Companies, Inc. ..........................    $    596,440
     2,000    Toyota Motor Corporation ........................         201,780
                                                                   ------------
                                                                        798,220
                                                                   ------------
              CONSUMER STAPLES -- 16.3%
     3,000    Colgate-Palmolive Company .......................         233,730
    14,175    PepsiCo, Inc. ...................................       1,023,435
    14,000    Procter & Gamble Company (The) ..................         980,980
    10,000    Wal-Mart Stores, Inc. ...........................         526,800
                                                                   ------------
                                                                      2,764,945
                                                                   ------------
              ENERGY -- 5.6%
     1,500    Devon Energy Corporation ........................         156,495
   118,500    FX Energy, Inc. (a) .............................         504,810
     2,000    Weatherford International Ltd. (a) ..............         144,940
     2,500    XTO Energy, Inc. ................................         154,650
                                                                   ------------
                                                                        960,895
                                                                   ------------
              FINANCIALS -- 13.9%
     5,000    Bank of America Corporation .....................         189,550
    11,000    BB&T Corporation ................................         352,660
         8    Berkshire Hathaway, Inc. - Class A (a) ..........       1,067,200
   151,200    Triad Guaranty, Inc. (a) ........................         756,000
                                                                   ------------
                                                                      2,365,410
                                                                   ------------
              HEALTH CARE -- 6.5%
    17,000    Johnson & Johnson ...............................       1,102,790
                                                                   ------------

              INDUSTRIALS -- 11.6%
    11,000    Caterpillar, Inc. ...............................         861,190
    30,000    General Electric Company ........................       1,110,300
                                                                   ------------
                                                                      1,971,490
                                                                   ------------
              INFORMATION TECHNOLOGY -- 29.6%
    36,000    Cisco Systems, Inc. (a) .........................         867,240
    80,400    FalconStor Software, Inc. (a) ...................         611,844
     1,500    Google, Inc. (a) ................................         660,705
    42,000    Intel Corporation ...............................         889,560
    37,000    Microsoft Corporation ...........................       1,050,060
    30,000    Nokia Oyj - ADR .................................         954,900
                                                                   ------------
                                                                      5,034,309
                                                                   ------------

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)

    SHARES    COMMON STOCKS -- 91.8% (CONTINUED)                       VALUE
    ------                                                         ------------
              MATERIALS -- 3.6%
    80,000    NovaGold Resources, Inc. (a) ....................    $    616,800
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $13,761,019) ..........    $ 15,614,859
                                                                   ------------


    SHARES    EXCHANGE TRADED FUNDS -- 6.3%                            VALUE
    ------                                                         ------------
     8,000    iShares MSCI Emerging Markets Index Fund
                (Cost $678,380) ---............................    $  1,075,040
                                                                   ------------


    SHARES    MONEY MARKET SECURITIES -- 2.1%                          VALUE
    ------                                                         ------------
   352,404    First American Treasury Obligations Fund - Class A
                (Cost $352,404) ...............................    $    352,404
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE -- 100.2%
                (Cost $14,791,803) ............................    $ 17,042,303

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) .         (29,594)
                                                                   ------------

              NET ASSETS -- 100.0% ............................    $ 17,012,709
                                                                   ============

ADR - American Depositary Receipt

(a)   Non-income producing security.

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities:
      At acquisition cost .....................................    $ 14,791,803
                                                                   ============
      At market value (Note 1) ................................    $ 17,042,303
   Receivable for capital shares sold .........................             700
   Dividends receivable .......................................          12,384
                                                                   ------------
      TOTAL ASSETS ............................................      17,055,387
                                                                   ------------
LIABILITIES
   Payable for capital shares redeemed ........................          26,114
   Due to Advisor (Note 3) ....................................          12,608
   Accrued distribution fees (Note 3) .........................           3,683
   Other liabilities ..........................................             273
                                                                   ------------
      TOTAL LIABILITIES .......................................          42,678
                                                                   ------------

NET ASSETS ....................................................    $ 17,012,709
                                                                   ============
Net assets consist of:
   Common stock (500,000,000 shares ($.0001 par value)
      authorized, 1,415,742 shares outstanding) ...............    $        142
   Additional paid-in capital .................................      16,115,515
   Accumulated undistributed net investment income ............           3,904
   Accumulated net realized losses from security transactions .      (1,357,352)
   Net unrealized appreciation on investments .................       2,250,500
                                                                   ------------
Net assets ....................................................    $ 17,012,709
                                                                   ============

Shares of common stock outstanding ............................       1,415,742
                                                                   ============

Net asset value and offering price per share (a) ..............    $      12.02
                                                                   ============

(a)   Redemption price varies based on length of time held (Note 1).

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends ..................................................    $    141,800
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 3) ..........................          43,969
   Service fees (Note 3) ......................................          54,961
   Distribution fees (Note 3) .................................          27,481
   Interest expense (Note 4) ..................................             602
                                                                   ------------
      Total expenses ..........................................         127,013
   Expenses reimbursed by the Advisor (Note 3) ................            (602)
                                                                   ------------
      Net expenses ............................................         126,411
                                                                   ------------

NET INVESTMENT INCOME .........................................          15,389
                                                                   ------------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions .............        (861,427)
   Net change in unrealized appreciation/depreciation
      on investments ..........................................      (4,454,739)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .............      (5,316,166)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ....................    $ (5,300,777)
                                                                   ============

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS          YEAR
                                                                     ENDED           ENDED
                                                                MARCH 31, 2008    SEPTEMBER 30,
                                                                  (UNAUDITED)         2007
                                                                 ------------     ------------
FROM OPERATIONS
   Net investment income ....................................    $     15,389     $     53,524
   Net realized gains (losses) from security transactions ...        (861,427)       1,677,101
   Net change in unrealized
     appreciation/depreciation on investments ...............      (4,454,739)       2,463,797
                                                                 ------------     ------------
Net increase (decrease) in net assets from operations .......      (5,300,777)       4,194,422
                                                                 ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ...............................         (51,454)         (30,394)
   From net realized gains on investments ...................      (1,987,113)         (98,304)
                                                                 ------------     ------------
Net decrease in net assets from distributions to shareholders      (2,038,567)        (128,698)
                                                                 ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ................................         429,153        1,195,073
   Net asset value of shares issued in
     reinvestment of distributions to shareholders.. ........       2,038,567          128,573
   Proceeds from redemption fees collected (Note 1). ........              53               93
   Payment for shares redeemed ..............................      (3,652,754)      (5,609,427)
                                                                 ------------     ------------
Net decrease in net assets from capital share transactions ..      (1,184,981)      (4,285,688)
                                                                 ------------     ------------

TOTAL DECREASE IN NET ASSETS ................................      (8,524,325)        (219,964)

NET ASSETS
   Beginning of period ......................................      25,537,034       25,756,998
                                                                 ------------     ------------
   End of period ............................................    $ 17,012,709     $ 25,537,034
                                                                 ============     ============
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ....................................    $      3,904     $     39,969
                                                                 ============     ============
CAPITAL SHARE ACTIVITY
   Sold .....................................................          30,414           76,683
   Reinvested ...............................................         142,757            8,442
   Redeemed .................................................        (269,769)        (357,928)
                                                                 ------------     ------------
   Net decrease in shares outstanding .......................         (96,598)        (272,803)
   Shares outstanding at beginning of period ................       1,512,340        1,785,143
                                                                 ------------     ------------
   Shares outstanding at end of period ......................       1,415,742        1,512,340
                                                                 ============     ============

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                             SIX MONTHS        YEAR           YEAR          YEAR           YEAR           YEAR
                                                ENDED         ENDED          ENDED         ENDED          ENDED          ENDED
                                           MARCH 31, 2008    SEPT. 30,      SEPT. 30,     SEPT. 30,      SEPT. 30,      SEPT. 30,
                                             (UNAUDITED)       2007           2006          2005           2004           2003
                                             ----------     ----------     ----------    ----------     ----------     ----------
Net asset value at
  beginning of period ...................    $    16.89     $    14.43     $    14.33    $    13.51     $    12.03     $     9.70
                                             ----------     ----------     ----------    ----------     ----------     ----------
Income (loss) from
  investment operations:
  Net investment income (loss) ..........          0.01           0.04           0.01          0.04          (0.02)         (0.02)
  Net realized and unrealized
    gains (losses) on investments .......         (3.51)          2.50           0.09          0.82           1.50           2.35
                                             ----------     ----------     ----------    ----------     ----------     ----------
Total from investment
  operations ............................         (3.50)          2.54           0.10          0.86           1.48           2.33
                                             ----------     ----------     ----------    ----------     ----------     ----------
Less distributions:
  From net investment income ............         (0.03)         (0.02)            --         (0.04)            --             --
  In excess of net
    investment income ...................            --             --             --         (0.00)(a)         --             --
  From net realized gains
    on investments ......................         (1.34)         (0.06)            --            --             --             --
                                             ----------     ----------     ----------    ----------     ----------     ----------
Total distributions .....................         (1.37)         (0.08)            --         (0.04)            --             --
                                             ----------     ----------     ----------    ----------     ----------     ----------
Proceeds from redemption
  fees collected (Note 1) ...............          0.00(a)        0.00(a)        0.00(a)       0.00(a)          --             --
                                             ----------     ----------     ----------    ----------     ----------     ----------

Net asset value at end of period ........    $    12.02     $    16.89     $    14.43    $    14.33     $    13.51     $    12.03
                                             ==========     ==========     ==========    ==========     ==========     ==========

Total return (b) ........................       (21.98%)(e)     17.62%          0.70%         6.33%         12.30%         24.02%
                                             ==========     ==========     ==========    ==========     ==========     ==========
Net assets at end
  of period (000's) .....................    $   17,013     $   25,537     $   25,757    $   29,808     $   25,722     $   21,145
                                             ==========     ==========     ==========    ==========     ==========     ==========
Ratio of net expenses to
  average net assets (c). ...............         1.15%(d)       1.15%          1.15%         1.15%          1.15%          1.15%

Ratio of net investment income
  (loss) to average net assets ..........         0.14%(d)       0.21%          0.06%         0.23%         (0.13%)        (0.17%)

Portfolio turnover rate.. ...............           42%(e)         75%            99%           76%            87%            70%

(a)   Less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Absent voluntary expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.16%(d), 1.16%, 1.16% and 1.15% for the periods ended March 31, 2008, September 30, 2007, 2006 and 2005, repectively. Prior to October 1, 2004, there were no expense reimbursements by the Advisor.

(d)   Annualized.

(e)   Not annualized.

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2008 (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and currently offers one series of shares, the Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940. The Fund's investment objective is growth of capital. The Company's registration statement became effective with the Securities and Exchange Commission on October 1, 1998 and the Fund commenced operations on October 2, 1998.

The following is a summary of the Fund's significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities valuation -- Common stocks and other equity securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 0.5% if redeemed within six months of the date of purchase. For the periods ended March 31, 2008 and September 30, 2007, proceeds from redemption fees totaled $53 and $93, respectively.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)

Security transactions and investment income -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at March 31, 2008 was as follows:

--------------------------------------------------------------------------------
Cost of portfolio investments ................................     $ 15,240,698
                                                                   ============
Gross unrealized appreciation ................................     $  3,352,634
Gross unrealized depreciation ................................       (1,551,029)
                                                                   ------------
Net unrealized appreciation ..................................     $  1,801,605
Accumulated undistributed ordinary income ....................            3,904
Other losses .................................................         (908,457)
                                                                   ------------
Total distributable earnings .................................     $    897,052
                                                                   ============
--------------------------------------------------------------------------------

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The tax character of distributions paid during the periods ended March 31, 2008 and September 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                     ORDINARY        LONG-TERM         TOTAL
PERIOD ENDED                          INCOME       CAPITAL GAINS   DISTRIBUTIONS
------------                          ------       -------------   -------------
March 31, 2008 ..............       $  439,357       $1,599,210      $2,038,567
September 30, 2007 ..........       $  128,698       $       --      $  128,698
--------------------------------------------------------------------------------

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are permanent in nature and are primarily due to differing treatments of net short-term gains.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund's net asset value calculations as late as the Fund's last such calculation in the first required financial statement reporting period. As a result, the Fund has adopted FIN 48 with this semi-annual report. Based on management's analysis, the adoption of FIN 48 did not have a material impact on the financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended September 30, 2004 through September 30, 2007.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)

2.    INVESTMENT TRANSACTIONS

During the six months ended March 31, 2008, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $9,169,368 and $12,282,990, respectively.

3.    ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Company has entered into an Advisory Agreement with Salem Investment Counselors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. For the six months ended March 31, 2008, the Advisor received fees of $43,969 under the Advisory Agreement and voluntarily reimbursed the Fund for borrowing costs of $602.

The Company has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the six months ended March 31, 2008, the Advisor received fees of $54,961 under the Servicing Agreement. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1.

The Fund has adopted a Plan of Distribution (the "Plan") under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution-related expenditures made pursuant to the Plan at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended March 31, 2008, the Advisor received payments from the Fund of $27,481 for distribution-related expenditures.

The Company and the Advisor are parties to mutual fund services agreements with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund).

The Company and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund.

Certain directors and officers of the Company are directors and/or officers of the Advisor or of Ultimus.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)

4.    BANK LINE OF CREDIT

The Fund has an unsecured $350,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate at the time of borrowing. During the six months ended March 31, 2008, the Fund incurred $602 of interest expense related to borrowings. Average debt outstanding during the six months ended March 31, 2008 was $16,460. As of March 31, 2008, the Fund had no outstanding borrowings.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Company's officers and directors for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

6.    CONCENTRATIONS

As of March 31, 2008, the Fund has investments in certain sectors in excess of 10% of the Fund's average net assets. Although, the Fund has a diversified investment portfolio, these concentrations may cause the Fund to be more sensitive to economic changes or events occurring in these sectors.

7.    ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Company does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (October 1, 2007) and held until the end of the period (March 31, 2008).

The table following illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a sales load. However, a redemption fee of 0.5% is applied on the sale of shares held for less than six months.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (Continued)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                 October 1, 2007  March 31, 2008  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $  780.20        $ 5.12
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00       $1,019.25        $ 5.81
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.15% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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



                     (This page intentionally left blank.)

                               INVESTMENT ADVISOR:
                        Salem Investment Counselors, Inc.
                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103

                              SHAREHOLDER SERVICES:
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                                 1-888-575-4800

                                 LEGAL COUNSEL:
                             Kilpatrick Stockton LLP
                             1001 West Fourth Street
                          Winston-Salem, NC 27101-2400


     A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the
             Securities and Exchange Commission's ("SEC") website at
      http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC's website at http://www.sec.gov.

     The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on
      Form N-Q. The filings are available free of charge, upon request, by calling 1-888-575-4800. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference
                 Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Shepherd Street Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*          /s/ David B. Rea
                          ------------------------------------------------------
                                   David B. Rea, President

Date         May 19, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ David B. Rea
                          ------------------------------------------------------
                                   David B. Rea, President

Date         May 19, 2008
      -----------------------------

By (Signature and Title)*          /s/ Jeffrey C. Howard
                          ------------------------------------------------------
                                   Jeffrey C. Howard, Treasurer

Date         May 19, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.